As filed with the Securities and Exchange Commission on June 11, 2020.
Registration Nos. 333-131683
811-21852

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 212	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 229	☒
(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST II
(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110	Ryan C. Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110
(Name and Address of Agents for Service)

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
☒         Immediately upon filing pursuant to paragraph (b)
☐         On (date) pursuant to paragraph (b)
☐         60 days after filing pursuant to paragraph (a)(1)
☐         On (date) pursuant to paragraph (a)(1)
☐         75 days after filing pursuant to paragraph (a)(2)
☐         On (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This Post-Effective Amendment relates solely to the Registrant’s Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Income Builder Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

Exhibit Index
Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 11th day of June, 2020.
COLUMBIA FUNDS SERIES TRUST II
By:	/s/ Christopher O. Petersen
Christopher O. Petersen President
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 11th day of June, 2020.
Signature	Capacity	Signature	Capacity
/s/ Christopher O. Petersen	President (Principal Executive Officer)	/s/ Patricia M. Flynn*	Trustee
Christopher O. Petersen		Patricia M. Flynn
/s/ Michael G. Clarke*	Chief Financial Officer, Principal Financial Officer and Senior Vice President	/s/ Brian J. Gallagher*	Trustee
Michael G. Clarke		Brian J. Gallagher
/s/ Joseph Beranek*	Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Principal Financial Officer	/s/ Anthony M. Santomero*	Trustee
Joseph Beranek		Anthony M. Santomero
/s/ Catherine James Paglia*	Chair of the Board	/s/ Minor M. Shaw*	Trustee
Catherine James Paglia		Minor M. Shaw
/s/ George S. Batejan*	Trustee	/s/ William F. Truscott*	Trustee
George S. Batejan		William F. Truscott
/s/ Kathleen A. Blatz*	Trustee	/s/ Sandra Yeager*	Trustee
Kathleen A. Blatz		Sandra Yeager
/s/ Pamela G. Carlton*	Trustee
Pamela G. Carlton

*	By:	/s/ Joseph D’Alessandro
Name:Joseph D’Alessandro** Attorney-in-fact
**	Executed by Joseph D’Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated May 23, 2016, and incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (q)(2)), filed with the Commission on May 27, 2016, on behalf of Joseph Beranek pursuant to a Power of Attorney, dated January 3, 2020, and incorporated by reference to Post-Effective Amendment No. 208 to Registration Statement No 333-131683 of the Registrant on Form N-1A (Exhibit (q)(4)), filed with the Commission on January 10, 2020 and on behalf of each of the Trustees pursuant to a Trustees’ Power of Attorney, dated January 1, 2018 and incorporated by reference to Post-Effective Amendment No. 175 to Registration Statement No. 333-131683 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on February 16, 2018.